SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Significant accounting policies
Schedule of estimated useful lives:

Software and electronic equipment	3-5 years
Buildings	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Schedule of deferred revenue and refund liability

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable	62,965	66,908
Amounts due from a related party	497	73
Deferred revenue	4,946	4,664
Refund liabilities (sales return)	1,377	2,285

Concentration credit risk
Significant accounting policies
Schedule of concentration risk:

	As of December 31,
	2024		2025
	US$		US$
Company A	46	0.1%	15,523	23.2%
Company B	6,579	10.4%	10,879	16.3%
Company C	9,339	14.8%	9,167	13.7%
Company D	11,953	19.0%	2,665	4.0%
Company E	8,319	13.2%	500	0.7%
Total	36,236	57.5%	38,734	57.9%